TORON, INC. - BALANCE SHEETS (USD $)	Jul. 31, 2011		Jan. 31, 2011
Current assets:
cash	$ 1,757		$ 36,400
Total assets	1,757		36,400
Stockholders' equity:
Common stock		[1]		[2]
common stock issued	$ 5,630		$ 5,630
Additional paid-in capital	49,970		49,970
Deficit accumulated during the development stage	(53,843)		(19,200)
Total stockholders' equity	1,757		36,400
Total liabilities and stockholders' equity	$ 1,757		$ 36,400

[1]	Common stock; authorized 75,000,000; $0.001 par value; 5,630,000 shares issued and outstanding at July 31, 2011
[2]	Common stock; authorized 75,000,000; $0.001 par value; 5,630,000 shares issued and outstanding at January 31, 2011